PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 77.6%

Aerospace & Defense — 0.6%
AAR Corp.	16,310	$289,666

Airlines — 1.7%
Alaska Air Group, Inc.	14,053	400,089
SkyWest, Inc.	14,950	391,540

		791,629

Apparel — 1.0%
Capri Holdings Ltd.*	14,212	153,348
Skechers U.S.A., Inc., Class A*	12,960	307,670

		461,018

Auto Parts & Equipment — 1.7%
Cooper-Standard Holdings, Inc.*	3,560	36,561
Dana, Inc.	38,262	298,826
Lear Corp.	5,683	461,744

		797,131

Banks — 7.8%
Associated Banc-Corp.	44,083	563,822
BankUnited, Inc.	31,585	590,639
Comerica, Inc.	11,125	326,407
Synovus Financial Corp.	24,150	424,074
Texas Capital Bancshares, Inc.*	11,677	258,879
Umpqua Holdings Corp.	49,454	539,049
Webster Financial Corp.	18,922	433,314
Zions Bancorp NA	21,031	562,790

		3,698,974

Beverages — 1.1%
Primo Water Corp.	57,508	521,022

Building Materials — 1.2%
Masonite International Corp.*	11,811	560,432

Chemicals — 1.1%
Orion Engineered Carbons S.A.	31,816	237,348
Westlake Chemical Corp.	6,919	264,098

		501,446

Commercial Services — 1.9%
Quanta Services, Inc.	19,665	623,970
United Rentals, Inc.*	2,521	259,411

		883,381

Computers — 3.3%
Genpact Ltd.	15,012	438,350
NCR Corp.*	26,953	477,068
NetScout Systems, Inc.*	26,929	637,410

		1,552,828

Diversified Financial Services — 0.4%
OneMain Holdings, Inc.	10,004	191,276

Electric — 3.8%
Alliant Energy Corp.	17,618	850,773
Black Hills Corp.	7,717	494,120
PNM Resources, Inc.	11,409	433,542

		1,778,435

	Number of Shares	Value†
Electrical Components & Equipment — 2.3%
Belden, Inc.	15,124	$545,674
EnerSys	10,680	528,873

		1,074,547

Electronics — 2.1%
Avnet, Inc.	8,037	201,729
TTM Technologies, Inc.*	40,964	423,568
Vishay Intertechnology, Inc.	24,726	356,301

		981,598

Engineering & Construction — 0.5%
Tutor Perini Corp.*	33,716	226,572

Food — 4.7%
Nomad Foods Ltd.*	46,551	863,986
The Hain Celestial Group, Inc.*	31,948	829,690
US Foods Holding Corp.*	28,252	500,343

		2,194,019

Gas — 0.7%
Southwest Gas Holdings, Inc.	5,032	350,026

Hand & Machine Tools — 1.9%
Kennametal, Inc.	23,134	430,755
Regal Beloit Corp.	7,679	483,393

		914,148

Healthcare Services — 2.7%
ICON PLC*	4,772	648,992
Molina Healthcare, Inc.*	4,617	645,041

		1,294,033

Home Builders — 1.9%
Lennar Corp., Class A	13,719	524,066
Taylor Morrison Home Corp.*	34,584	380,424

		904,490

Insurance — 9.1%
American Financial Group, Inc.	8,098	567,508
Essent Group Ltd.	16,848	443,776
Everest Re Group Ltd.	3,167	609,394
First American Financial Corp.	12,769	541,533
Kemper Corp.	11,571	860,535
Reinsurance Group of America, Inc.	6,755	568,366
Selective Insurance Group, Inc.	7,070	351,379
The Hanover Insurance Group, Inc.	3,934	356,342

		4,298,833

Internet — 0.5%
Criteo S.A. ADR*	28,788	228,865

Iron & Steel — 0.6%
Carpenter Technology Corp.	15,147	295,366

Leisure Time — 1.9%
Brunswick Corp.	14,557	514,881
Callaway Golf Co.	35,368	361,461

		876,342

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Machinery - Construction & Mining — 0.6%
Oshkosh Corp.	2,014	$129,561
Terex Corp.	10,017	143,844

		273,405

Media — 0.2%
Houghton Mifflin Harcourt Co.*	50,599	95,126

Miscellaneous Manufacturing — 0.5%
Trinseo S.A.	13,397	242,620

Oil & Gas — 1.3%
Cimarex Energy Co.	5,514	92,801
HollyFrontier Corp.	16,211	397,332
Patterson-UTI Energy, Inc.	41,909	98,486
QEP Resources, Inc.	17,640	5,900

		594,519

Oil & Gas Services — 1.4%
Dril-Quip, Inc.*	13,097	399,459
MRC Global, Inc.*	36,873	157,079
Oil States International, Inc.*	26,393	53,578
RPC, Inc.	26,758	55,121

		665,237

Packaging and Containers — 2.0%
Graphic Packaging Holding Co.	31,010	378,322
Sealed Air Corp.	22,712	561,213

		939,535

Pharmaceuticals — 0.4%
Perrigo Co. PLC	3,890	187,070

Retail — 3.9%
Foot Locker, Inc.	16,631	366,713
Papa John’s International, Inc.	14,440	770,663
Signet Jewelers Ltd.	14,868	95,899
Williams-Sonoma, Inc.	14,044	597,151

		1,830,426

Savings & Loans — 0.7%
Sterling Bancorp	31,443	328,579

Semiconductors — 3.6%
Cypress Semiconductor Corp.	25,187	587,361
Kulicke & Soffa Industries, Inc.	32,111	670,156
MaxLinear, Inc.*	36,418	424,998

		1,682,515

Software — 4.9%
Cerence, Inc.*	6,935	106,799
CommVault Systems, Inc.*	20,494	829,597
Nuance Communications, Inc.*	46,175	774,817
Verint Systems, Inc.*	13,734	590,562

		2,301,775

Telecommunications — 1.3%
Amdocs Ltd.	11,281	620,117

Transportation — 2.3%
Hub Group, Inc., Class A*	10,183	463,021

	Number of Shares	Value†
Transportation — (continued)
Knight-Swift Transportation Holdings, Inc.	18,502	$606,866

		1,069,887

TOTAL COMMON STOCKS (Cost $54,084,388)		36,496,888

REAL ESTATE INVESTMENT TRUSTS — 14.9%

Apartments — 2.6%
American Campus Communities, Inc.	18,682	518,425
Camden Property Trust	8,720	690,973

		1,209,398

Healthcare — 1.0%
Physicians Realty Trust	33,625	468,732

Hotels & Resorts — 1.8%
MGM Growth Properties LLC, Class A	27,199	643,800
Park Hotels & Resorts, Inc.	27,350	216,339

		860,139

Industrial — 1.5%
STAG lndustrial, Inc.	31,155	701,611

Manufactured Homes — 1.4%
Sun Communities, Inc.	5,402	674,440

Office Property — 3.4%
Cousins Properties, Inc.	20,395	596,961
Easterly Government Properties, Inc.	26,531	653,724
Empire State Realty Trust, Inc., Class A	35,808	320,840

		1,571,525

Storage & Warehousing — 3.2%
Americold Realty Trust	20,803	708,134
CubeSmart	30,334	812,648

		1,520,782

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,664,318)		7,006,627

SHORT-TERM INVESTMENTS — 1.3%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $608,943)	608,943	608,943

TOTAL INVESTMENTS — 93.8% (Cost $63,357,649)		44,112,458
Other Assets & Liabilities — 6.2%		2,939,316

TOTAL NET ASSETS — 100.0%		$47,051,774

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

LLC — Limited Liability Company.

NA — National Association.

N.V. — Naamloze Vennootschap.

S.A. — Societe Anonyme.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMID CAP VALUE FUND

Country Weightings as of 03/31/2020 ††

United States	92%
Ireland	2
Singapore	2
United Kingdom	2
Bermuda	1
France	1

Total	100%

††	% of total investments as of March 31, 2020.